Thrivent Retirement Choice Variable Annuity
Thrivent Variable Annuity Account I

Summary Prospectus for New Investors
April 30, 2021
This Summary Prospectus summarizes key features of the Thrivent Retirement Choice Variable Annuity Contract (the “Contract”) (form # ICC20 W-BZ-FPVA) offered by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us” or “our”), a fraternal benefit society organized  under Wisconsin law. Before you invest, you should review the Prospectus for the Contract, which contains more information about the features, benefits and risks. You can find this document and other information about the Contract online at dfinview.com/Thrivent/RetirementChoice. You can also obtain this information in paper at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
--------------------------------------------------------------------------------------------------------------------------------------------
IF YOU ARE A NEW INVESTOR IN THE CONTRACT, YOU MAY CANCEL YOUR CONTRACT WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES.
In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total contract value. You should review the Prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
--------------------------------------------------------------------------------------------------------------------------------------------
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Thrivent or from your financial professional. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Thrivent electronically by signing up for electronic delivery on our website at www.thrivent.com/gopaperless.
You may elect to receive all future reports in paper free of charge. You can inform Thrivent that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 1-800-847-4836. Your election to receive reports in paper will apply to all Portfolios available under your Contract.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals	If you withdraw money from the Contract within 7 years of your last premium payment, you may be assessed a Surrender Charge. Each premium payment will have its own 7-year Surrender Charge. The maximum Surrender Charge is 7% during the first two years and decreases by 1% for the next five years. If you make an early withdrawal, you could pay a Surrender Charge of up to $7,000 on a $100,000 investment.			Charges-Surrender Charge
Transaction Charges	In addition to Surrender Charges, there may also be charges for other transactions.			Charges-Transfer Charges
	♦ A transfer charge of $25 for exceeding 24 Subaccount transfers in a Contract Year.
	♦ You will also pay a charge if you request a wire transfer of funds from your Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of the Accumulated Value in each Subaccount)	0.50%	1.25%
	Investment options Portfolio fees and expenses (as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio	0.23%	3.20%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum	Maximum
	Thrivent Income Builder (GLWB) Rider Charge (as a percentage of the benefit base) Current Charge is 1.30%	0.50%	2.50%
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value) Current Charge is 0.25%	0.20%	0.50%
	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract , the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract , which could add Surrender Charges that substantially increase costs.

	Lowest Annual Cost: $1,506	Highest Annual Cost: $6,295
	Assumes:	Assumes:
	♦ Investment of $100,000	♦ Investment of $100,000
	♦ 5% annual appreciation	♦ 5% annual appreciation
	♦ Least expensive Portfolio fees and expenses	♦ Most expensive Portfolio fees and expenses
	♦ No optional benefits	♦ Thrivent Income Builder GLWB Rider
	♦ No sales charges	♦ No sales charges
	♦ No additional premium payments, transfers or withdrawals	♦ No additional premium payments, transfers or withdrawals
RISKS
Risk of Loss	You can lose money investing in the Contract.		Principal Risks of Investing in the Contract
Not a Short-Term Investment	Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a 7-year Surrender Charge that may decrease the surrender value.		Principal Risks of Investing in the Contract
Risk Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision.		Principal Risks of Investing in the Contract
Insurance Company Risks	Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.		Principal Risks of Investing in the Contract
RESTRICTIONS
Investments	♦ The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed Account.		Purchases and Contract Value- Fixed Account
♦ If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the subaccounts will be restricted by Subaccount Classifications, Required Allocation Percentages, and Allocation Options. You will receive notice if Thrivent changes investment restrictions.
♦ We reserve the right to add, remove or substitute investment options.
Optional Benefits	♦ You may only select the MADB Rider or the GLWB Rider at the time of Contract application. Only one optional benefit may be selected.		Benefits Available Under the Contract
♦ Withdrawals that exceed the limits under the GLWB rider may reduce the benefit base by an amount greater than the value withdrawn or could terminate the benefit.
♦ The MADB is decreased by the same proportion as the Accumulated Value was decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit.
TAXES
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.		Taxes

CONFLICTS OF INTEREST
Investment Professional Compensation	Financial professionals receive compensation for selling the Contracts. The financial professional will receive a base commission and may also receive trailing compensation based on the Contract’s Accumulated Value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.	Distribution of the Contracts
Exchanges	Some financial professionals may have a financial incentive to offer you a new contract in place of the one they already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.	Taxes-Exchanges of Annuity Contracts

Overview of the Contract
What is the Contract , and what is it designed to do?
The Contract is an individual flexible premium deferred variable annuity contract intended to help you accumulate assets for retirement or other long-term goals, through an investment in one or more Portfolios and the Fixed Account.
When you are ready to take money out of the annuity, the contract offers withdrawals on an ad hoc or systematic basis.  There is also an optional living rider, which you may add for an additional charge, where you may take out guaranteed withdrawal amounts for life.  Lastly, annuities provide you the option of electing from several types of annuity payments (settlement options), that can be guaranteed for a set timeframe or for lifetime.
For whom is the Contract appropriate?
The Contract may be appropriate if you have a long-term investment horizon. It is not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading.
What are the phases of the Contract?
The Contract has two phases, the accumulation phase and the income phase.
During the accumulation phase, you may make one or more premium payments and transfer Accumulated Value between the various investment options and the Fixed Account, subject to some limitations. Additional information about the available investment options can be found in the Appendix at the end of this document.
The income phase begins when we begin to make payments to you. If you elect to annuitize, you may have all or part of your Contract’s Accumulated Value converted into guaranteed annuity payments (a settlement option).
What are the Contract’s primary features?
Investment Options: The Contract provides the opportunity for tax-deferred growth by allocating the Accumulated Value to a variety of investment options and the Fixed Account.
Tax Treatment: The premium payments you put into the Contract have the potential to accumulate on a tax-deferred basis. This means earnings are not taxed until money is paid out of the Contract.
Dollar Cost Averaging:  You may choose one of two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more of the variable investment options. Either dollar cost averaging program allows such investments to be made in installments over time.
Asset Rebalancing: You may choose the Automatic Asset Rebalancing program, which transfers your Accumulated Value among variable Portfolios on a regular basis according to your instructions. This can help you select a specific asset allocation and maintain it over time.
Death Benefits: The Contract offers a standard death benefit during the accumulation phase for your beneficiaries, ensuring they receive the minimum of your premium payments adjusted for withdrawals. There is also an optional death benefit rider, which you may add for an additional charge, that may increase the death benefit.
Settlement Options: You may elect to convert all or some of your Accumulated Value into guaranteed annuity payments from us. A death benefit, if any, would then depend on the option selected.

Benefits Available Under the Contract
The following tables summarize information about the benefits under the Contract.
Death Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Standard Death Benefit	Pays the beneficiary if the owner dies during the accumulation phase.	Standard	No additional charge	No additional charge	Withdrawals reduce the benefit.
Maximum Anniversary Death Benefit (MADB)	May increase the amount of the death benefit if the owner dies during the accumulation phase. It can provide you with an increased death benefit based on the Accumulated Value on a Contract Anniversary.	Optional	0.50% [1]	0.25% [1]	Only available at issue if you are no more than Issue Age nearest 75. This is not available if the GLWB Rider is selected. Withdrawals reduce the benefit.
[1]	See Charges-MADB Rider Charge for more information.
Living Benefit
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider	Allows you to withdraw up to a Guaranteed Annual Withdrawal Amount each Contract Year for life.	Optional	2.50% [2]	1.30% [2]	Only available at issue if you are Issue Age 50 or older. The minimum required premium is $25,000. This is not available if the MADB is selected. Withdrawals reduce the benefit.
[2]	See Charges-Thrivent Income Builder (GLWB) Rider Charge for more information.
Other Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Annuity Income Payments	Allows the Owner to elect a Settlement Option specified in the Contract.	Standard	None	None	Depending on the option(s) selected, you may not be able to request surrenders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Fixed Account	Funds in the Fixed Account will be credited with a guaranteed amount of interest. Interest rates are guaranteed for one year intervals.	Standard	None	None	The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed Account at the time the first transfer is made.
Automatic Asset Rebalancing	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.	Standard	None	None	You may not include the Fixed Account.
Dollar Cost Averaging	Dollar Cost Averaging allows you to have automatic periodic transfers to one or more Subaccounts other than the Fixed Account.	Standard	None	None	You may not Dollar Cost Average into the Fixed Account.
Systematic Partial Surrenders	Allows for ongoing payments drawn from your investment options during the Accumulation Phase.	Standard	None	None	Surrender Charges may apply to amounts in excess of the free amount. Taxes or penalties may apply.
Free Surrender Amounts	Surrender Charges do not apply to amounts that exceed the greatest of 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year, the Contract’s earnings or Required Minimum Distribtion.	Standard	None	None
Confinement of the Owner in a Hospital, Nursing Home, or Hospice	Surrender Charges are waived during or within 90 days after the end of confinement of the owner.	Standard	None	None	Confinement must begin after the Contract has been issued and must continue at least 30 days.
Terminal Illness	Surrender Charges are waived if the Owner has a life expectancy of 12 months or less.	Standard	None	None	Certification from a licensed physician acting within the scope of his or her license will be required.

Buying the Contract
How do I buy the Contract ?
In order to purchase a Contract, you must submit an application to us through a financial professional. We only offer the Contract to a member or to a person eligible for membership who is also applying for membership.
What are the requirements to buy a Contract ?
The minimum acceptable initial premium is $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000. A minimum premium of $25,000 is required to add the Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contract, but we may choose not to accept any additional premium less than $50. We also reserve the right to limit all premiums paid on the Contract to a total of $1 million.
No premiums are allowed once any Owner reaches Contract Age 88.
Making Withdrawals: Accessing the Money in Your Contract
What should I know about surrenders and withdrawals?
If you request a surrender on or before the Maximum Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable Surrender Charge and tax withholding. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $2,000.
When will you process my request?
Your request will not be processed until we receive it at our Service Center in good order. If we receive your surrender request before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, it will receive that day’s valuation. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.
Are there tax consequences if I take a surrender or withdrawal?
A partial surrender or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications before you make a surrender request. For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.

Additional Information About Fees
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Accumulated Value between investment options. State premium taxes do not apply.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Surrender Charge (as a percentage of purchase payments)[1]	7%
Transfer Charge[2]	$25
[1]	We may assess a surrender charge for partial surrenders or surrenders that exceed the free surrender amount. Each Premium Payment will have its own 7-year surrender charge schedule. Earnings in the Contract are removed first and always without a surrender charge. Then, premiums are removed from the Contract on a first-in, first-out basis and are assessed surrender charges based on full years since allocation. The surrender charge is 7% during the first two years and decreases by 1% for the next five years.
[2]	You are allowed 24 transfers each Contract Year. Transfers in excess of 24 will incur a $25 fee.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
You may only add an optional benefit at the time of application and can only select the MADB Rider or the GLWB Rider. You may not select both.
Annual Contract Expenses	Maximum	Current
Administrative Expenses[3]	$50	$50
Base Contract Expenses[4]	1.25%	1.25%
Maximum Anniversary Death Benefit (MADB) Rider Charge[5]	0.50%	0.25%
Thrivent Income Builder (GLWB) Rider Charge[6]	2.50%	1.30%
[3]	See Charges-Administrative Expenses for more information.
[4]	The Base Contract Expense pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.
[5]	See Charges-Maximum Anniversary Death Benefit (MADB) Rider Charge.
[6]	See Charges-Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charge.
Different fees and charges may apply after the Contract has been annuitized.
Charges after the Annuity Date
Commuted Value Charge (for Settlement Options that can be surrendered)	0.25%
As a fraternal benefit society, Thrivent is also required to have a Maintenance of Solvency provision that could require you to pay us an amount to maintain our financial strength. For a complete discussion of the Maintenance of Solvency provision, see Maintenance of Solvency in the statutory prospectus.

The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract . A complete list of the Portfolios corresponding to Subaccounts available under the Contract, including their annual expenses, may be found at the back of this document in the Appendix.
Annual Portfolio Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1)fees, and other expenses as of 12/31/2020	0.23%	3.20%
Expenses after reimbursements and/or fee waivers as of 12/31/2020	0.23%	1.32% [7]
[7]	The “Expenses after reimbursements and/or fee waivers as of 12/31/2020” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.
This example is intended to help you compare the cost of investing in the Contract with cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and Annual Portfolio expenses.
Example: Contract with the Thrivent Income Builder (GLWB) Rider
This example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the Contract has the most expensive optional benefit (GLWB Rider). Although your costs may be higher or lower, based on these assumptions, your costs would be8:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$12,512	$25,396	$37,703	$70,343
Minimum Portfolio Expenses:	$ 9,769	$17,414	$24,707	$46,422
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$12,512	$25,396	$34,491	$70,343
Minimum Portfolio Expenses:	$ 9,769	$17,414	$20,951	$46,422
If you do not surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$ 6,295	$20,305	$34,491	$70,343
Minimum Portfolio Expenses:	$ 3,367	$ 11,839	$20,951	$46,422

[8]	For this example, the following assumptions are used: 2.50% optional benefit charge, 1.25% mortality and expense risk charge and Portfolio operating expenses ranging from 3.20% to 0.23%.

Special Terms
Accumulated Value. The sum of the accumulated values for your Contract in Portfolios and the Fixed Account on or before the Maximum Annuity Date.
Annuity Date. A date when Annuity Income payments will begin.
Contract . The flexible premium deferred variable annuity contract offered by Thrivent and described in this Summary Prospectus.
Contract Anniversary. The same month and day of each year after issue as in the Date of Issue.
Contract Year. The first Contract Year begins on the Date of Issue and continues through the day before the first Contract Anniversary. Thereafter, a Contract Year begins on one Contract Anniversary and continues through the day before the next Contract Anniversary.
Date of Issue. The date when the Initial Premium is allocated to the subaccounts of the Variable Account and to the Fixed Account.
Fixed Account. Part of the general account of Thrivent, which includes all of Thrivent assets other than those in any Variable Account of Thrivent.
Issue Age. A person’s age on his or her birthday nearest the Date of Issue.
Notice. A request signed by you or provided in another manner acceptable to us and received in good order by us at our Service Center.
Owner, you, your, yours. The owner(s) of this contract.
Portfolio . A mutual fund in which a Portfolio invests. Each Portfolio invests exclusively in the shares of a corresponding Portfolio.
Qualified Plan. A contract governed by the requirements of Section 401, 403, 408, or 408A of the Internal Revenue Code, as amended.
Service Center. Thrivent, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Surrender Charge. A charge that applies to withdrawals that have not met the waiting period.
Variable Account. Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent.

Appendix : Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/RetirementChoice. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Current performance information is available by calling (800) 847-4836, or available online at https://service.thrivent.com/apps/investments/vasubaccounts/VAPDailyAndPerformance.jsp
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSE RATIO	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Allocation - 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.77% [1]	17.14%	12.94%	10.27%
Allocation - 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.66%	9.11%	7.76%	7.84%
Allocation - 30% to 50% Equity	Thrivent Diversified Income Plus Portfolio	0.47%	7.37%	6.83%	6.58%
Allocation - 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64% [1]	13.57%	9.65%	7.83%
Allocation - 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.70% [1]	14.41%	11.10%	9.01%
Allocation - 30% to 50% Equity	Thrivent Moderately Conservative Allocation Portfolio	0.61% [1]	10.34%	7.62%	6.12%
Bank Loan	Eaton Vance VT Floating-Rate Income Portfolio Initial Class	1.20%	2.00%	4.22%	3.42%
Corporate Bond	Thrivent Income Portfolio	0.44%	11.71%	6.92%	5.70%
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Portfolio Service Class 2	1.17%	30.88%	15.94%	5.87%
Diversified Emerging Markets	Thrivent Partner Emerging Markets Equity Portfolio (Subadvisor: Aberdeen Asset Managers Limited)	1.20% [1]	27.19%	13.13%	5.00%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	1.20%	6.60%	7.64%	5.22%
Equity Energy	Fidelity® VIP Energy Portfolio Service Class 2	0.94%	-32.88%	-6.36%	-4.77%
Foreign Large Cap Blend	American Funds IS® International Growth and Income Portfolio Class 4	1.18%	5.73%	7.67%	5.20%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSE RATIO	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Foreign Large Cap Blend	Thrivent International Allocation Portfolio (Subadvisor: Goldman Sachs Asset Management, L.P.)	0.74%	3.99%	6.29%	4.45%
Foreign Large Cap Blend	Thrivent International Index Portfolio	0.46% [1]	N/A [4]	N/A [4]	N/A [4]
Foreign Large Cap Growth	American Funds IS® International Portfolio Class 4	1.05%	13.66%	10.45%	6.43%
Foreign Large Cap Growth	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2	1.09%	21.91%	13.19%	10.08%
Foreign Large Cap Value	Putnam International Value Portfolio Class IB	1.19%	3.94%	5.35%	3.97%
Foreign Small/Mid Blend	John Hancock VIT International Small Company Trust Series II	1.32% [1]	8.17%	7.37%	5.86%
Global Real Estate	MFS® Variable Insurance Trust III Global Real Estate Portfolio Service Class	1.17% [1]	1.15%	8.57%	8.15%
Health	Thrivent Partner Healthcare Portfolio (Subadvisor: BlackRock Investment Management, LLC)	0.86% [1]	18.80%	10.19%	12.38%
High Yield Bond	Thrivent High Yield Portfolio	0.44%	2.76%	6.60%	5.93%
Inflation Protected Bond	PIMCO VIT Real Return Portfolio Advisor Class	0.94%	11.60%	5.15%	3.53%
Intermediate Core Bond	Goldman Sachs VIT Core Fixed Income Portfolio Service Class	0.68% [1]	9.37%	4.60%	4.09%
Intermediate Core Bond	John Hancock VIT Core Bond Trust Series II	0.86% [1]	8.50%	4.24%	3.86%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio Class III	0.83% [1]	8.54%	4.46%	4.06%
Intermediate Government Bond	Thrivent Government Bond Portfolio	0.44%	7.22%	3.51%	3.52%
Large Cap Blend	American Funds® IS Growth-Income Portfolio Class 4	0.80%	13.25%	13.65%	12.47%
Large Cap Blend	MFS® Variable Insurance Trust II Core Equity Portfolio Service Class	1.12%	18.39%	15.85%	13.53%
Large Cap Blend	Principal Capital Appreciation Portfolio Class 2	0.88%	18.44%	14.60%	12.99%
Large Cap Blend	Putnam VT Research Class IB	1.07% [1]	19.92%	15.62%	13.70%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSE RATIO	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Large Cap Blend	Thrivent ESG Index Portfolio	0.38% [1]	N/A [4]	N/A [4]	N/A [4]
Large Cap Blend	Thrivent Large Cap Index Portfolio	0.23%	18.12%	14.92%	13.53%
Large Cap Growth	Janus Henderson Forty Portfolio Service Class	1.01%	39.03%	20.73%	16.73%
Large Cap Growth	Thrivent All Cap Portfolio	0.68%	23.17%	12.96%	11.84%
Large Cap Growth	Thrivent Large Cap Growth Portfolio	0.43%	43.34%	19.92%	16.67%
Large Cap Value	Fidelity® VIP Value Portfolio Service Class 2	0.92%	6.02%	9.13%	10.20%
Large Cap Value	MFS® Variable Insurance Trust Value Series Portfolio Service Class	0.96% [1]	3.22%	9.86%	10.57%
Large Cap Value	Principal VC Equity Income Portfolio Class 2	0.73%	6.15%	12.55%	11.35%
Large Cap Value	Thrivent Large Cap Value Portfolio	0.63%	4.44%	10.38%	9.98%
Long Government Bond	PIMCO VIT Long-Term U.S. Government Portfolio Advisor Class	0.95%	17.28%	7.22%	7.19%
Mid Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	13.40%	12.08%	11.13%
Mid Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	21.69%	15.92%	13.03%
Mid Cap Growth	Janus Henderson Enterprise Portfolio Service Class	0.97%	19.18%	17.92%	14.97%
Mid Cap Growth	Thrivent Mid Cap Growth Portfolio	0.85% [1]	N/A [4]	N/A [4]	N/A [4]
Mid Cap Value	MFS® Variable Insurance Trust III Mid Cap Value Portfolio Service Class	1.06%	3.67%	9.47%	10.58%
Mid Cap Value	Thrivent Mid Cap Value Portfolio	0.90% [1]	N/A [4]	N/A [4]	N/A [4]
Multi-Sector Bond	John Hancock VIT Strategic Income Opportunities Trust Series II	0.95% [1]	8.36%	4.69%	4.70%
Multi-Sector Bond	Thrivent Multidimensional Income Portfolio	1.17% [1]	5.85%	N/A [2]	N/A [2]
Multi-Sector Bond	Thrivent Opportunity Income Plus Portfolio	0.63%	4.38%	4.53%	3.50%
Nontraditional Bond	Templeton Global Bond VIP Class 2	0.74% [1]	-4.92%	0.66%	1.56%
Prime Money Market	Thrivent Money Market Portfolio	0.42%	0.29%	0.82%	0.41%
Real Estate	Thrivent Real Estate Securities Portfolio	0.85%	-5.35%	5.49%	8.66%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.44%	4.01%	3.04%	2.32%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSE RATIO	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights Portfolio Service Class	1.06% [1]	8.34%	10.96%	10.34%
Small Cap Blend	Thrivent Small Cap Index Portfolio	0.25%	11.11%	12.14%	11.62%
Small Cap Blend	Thrivent Small Cap Stock Portfolio	0.71%	22.69%	16.55%	11.88%
Small Cap Growth	MFS® Variable Insurance Trust New Discovery Series Portfolio Service Class	1.12% [1]	45.58%	22.68%	14.41%
Small Cap Growth	Thrivent Small Cap Growth Portfolio	0.94% [1]	55.38%	N/A [3]	N/A [3]
Small Cap Value	Franklin Small Cap Value VIP Portfolio Class 2	0.93%	5.19%	10.77%	9.20%
Technology	MFS® Variable Insurance Trust II Technology Portfolio Service Class	1.20%	46.41%	24.86%	19.14%
World Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	1.03%	10.01%	4.71%	2.61%
World Large Cap Stock	American Funds® IS Global Growth Portfolio Class 4	1.06%	30.17%	15.96%	12.62%
World Large Cap Stock	Thrivent Global Stock Portfolio	0.65%	15.21%	10.65%	9.85%
World Large Cap Stock	Thrivent Low Volatility Equity Portfolio	0.90% [1]	2.19%	N/A [2]	N/A [2]
1Annual expenses reflect temporary fee reductions.
2The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/28/2017 and does not have annual returns for the years shown.
3The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the years shown.
4The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the years shown.

If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted by Subaccount Classifications, Required Allocation Percentages, and Allocation Options. These may change in the future pursuant to any Rate Sheet Prospectus Supplements.
Thrivent Income Builder (GLWB) Rider Groups and Allocation Percentages
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Group 1 Thrivent Fixed Account	0-10%
Group 2
BlackRock Total Return V.I. Portfolio
Eaton Vance VT Floating-Rate Income Portfolio
Goldman Sachs VIT Core Fixed Income Portfolio
John Hancock VIT Core Bond Portfolio
John Hancock VIT Strategic Income Opportunities Portfolio
PIMCO VIT Global Bond Opportunities (unhedged) Portfolio
PIMCO VIT Long-Term US Government Portfolio
PIMCO VIT Real Return Portfolio
Templeton Global Bond VIP Portfolio
Thrivent Government Bond Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio	20-90%
Group 3
American Funds IS® Global Growth Portfolio
American Funds IS® Growth-Income Portfolio
American Funds IS® International Portfolio
American Funds IS® International Growth and Income Portfolio
Fidelity® VIP Value Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Janus Henderson VIT Enterprise Portfolio
Janus Henderson VIT Forty Portfolio
MFS® VIT II Core Equity Portfolio
MFS® VIT III Mid Cap Value Portfolio
MFS® VIT Value Series Portfolio
Principal Capital Appreciation Portfolio
Principal VC Equity Income Portfolio
Putnam International Value Portfolio
Putnam VT Research Portfolio
Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent ESG Index Portfolio
Thrivent Global Stock Portfolio
Thrivent International Allocation Portfolio
Thrivent International Index Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Portfolio	0-70%

Thrivent Income Builder (GLWB) Rider Groups and Allocation Percentages
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Group 4
Franklin Small Cap Value VIP Portfolio
Goldman Sachs VIT Small Cap Equity Insights Portfolio
John Hancock VIT International Small Company Portfolio
MFS® VIT New Discovery Series Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio	0-40%
Group 5
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Energy Portfolio
MFS® VIT II Technology Portfolio
MFS® VIT III Global Real Estate Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Partner Healthcare Portfolio
Thrivent Real Estate Securities Portfolio	0-10%

This Summary Prospectus incorporates by reference the Thrivent Retirement Choice Variable Annuity Prospectus and Statement of Additional Information (SAI), both dated April 30, 2021, as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2021 contains more information about the Contract and the Separate Account. The SAI has been filed with the SEC and is incorporated by reference into the Prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/RetirementChoice. For a free paper copy of the SAI, to request other information about the Contract, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract No.C000220060	32066SPR R4-21